Certain Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Aug. 31, 2022
Certain Transactions [Line Items]
Loss from Equity Method Investments	$ 0	$ 35,062,000	$ 0	$ 39,100,000
Contingent consideration			4,045,000	(862,000)
Payments to Acquire Intangible Assets			1,742,000	4,389,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	33,900,000		33,900,000
Markforged, Inc.
Certain Transactions [Line Items]
Pending Acquisition Transaction Value	42,500,000
Marketable Equity Investment Member
Certain Transactions [Line Items]
Other Restricted Assets, Current	14,400,000		14,400,000		$ 22,900,000
UltiMaker
Certain Transactions [Line Items]
Equity method investment	$ 0		$ 0			$ 105,600,000
Percentage ownership						46.50%
Loss from Equity Method Investments				$ 39,100,000